Cash and Deposits with Banks (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Cash and Deposits with Banks
Cash and deposits with banks at March 31, 2020 and 2019 consisted of the following:

	At March 31,
	2020	2019
	(In millions)
Cash	¥844,886	¥1,062,952
Deposits with banks	61,626,567	56,700,489

Total cash and deposits with banks	¥62,471,453	¥57,763,441

Reconciliation of Cash and Cash Equivalents Used for the Purposes of the Consolidated Statement of Cash Flows
The reconciliation of cash and cash equivalents used for the purposes of the consolidated statements of cash flows at March 31, 2020, 2019 and 2018 is shown as follows:

	At March 31,
	2020	2019	2018
	(In millions)
Cash and deposits with banks	¥62,471,453	¥57,763,441	¥54,696,069
Less: term deposits with original maturities over three months	(532,703)	(532,784)	(627,837)
Less: cash segregated as deposits and others	(735,209)	(514,128)	(667,099)
Add: cash and cash equivalents included in assets held for sale	—	—	15,323

Cash and cash equivalents	¥61,203,541	¥56,716,529	¥53,416,456